Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment reporting
4.
Segment reporting

The Group operates within the transportation and logistics industry in the United States, Canada and Mexico in different reportable segments, as described below. The reportable segments are managed independently as they require different technology and capital resources. For each of the operating segments, the Group’s CEO reviews internal management reports.

In the second quarter of fiscal 2024, it was determined that Package and Courier operating segment should be aggregated with the Canadian Less-Than-Truckload and U.S. Less-Than-Truckload operating segments, forming the Less-Than-Truckload reportable segment. Comparative information has been recast to be consistent with current reportable segments.

The following summary describes the operations in each of the Group’s reportable segments:

Less-Than-Truckload (a):	Pickup, consolidation, transport and delivery of smaller loads.
Truckload (b):

Full loads carried directly from the customer to the destination using a closed van or specialized equipment to meet customers’ specific needs. Includes expedited transportation, flatbed, tank, container and dedicated services.

Logistics:	Asset-light logistics services, including brokerage, freight forwarding and transportation management, as well as small package parcel delivery.

(a)
The Less-Than-Truckload reporting segment represents the aggregation of the Canadian Less-Than-Truckload, U.S. Less-Than-Truckload and Package and Courier operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.

(b)
The Truckload reporting segment represented the aggregation of the Canadian Conventional Truckload and Specialized Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services. Additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Less-
	Than-
	Truckload(2)	Truckload	Logistics	Corporate	Eliminations(2)	Total
2024
Revenue(1)	3,085,727	2,551,540	1,720,976	-	(53,617)	7,304,626
Fuel surcharge(1)	617,208	385,765	100,735	-	(11,504)	1,092,204
Total revenue(1)	3,702,935	2,937,305	1,821,711	-	(65,121)	8,396,830
Operating income (loss)	361,235	252,434	182,364	(77,071)	-	718,962
Selected items:
Materials and services expenses	1,541,476	1,511,418	1,216,026	(32,665)	(65,120)	4,171,135
Personnel expenses	1,360,982	783,894	267,569	83,870	-	2,496,315
Other operating expenses	222,619	94,835	95,438	22,594	-	435,486
Depreciation and
amortization	213,524	307,244	60,419	882	-	582,069
(Loss) gain, net of
impairment on sale of
assets held for sale	(2,549)	2,321	36	-	-	(192)
Intangible assets	396,533	1,491,373	734,736	309	-	2,622,951
Total assets	2,618,714	3,374,010	1,098,617	54,503	-	7,145,844
Total liabilities	802,778	813,350	390,525	2,466,034	(118)	4,472,569
Additions to property
and equipment	188,055	196,596	7,920	730	-	393,301

2023
Revenue(1)	3,236,267	1,625,592	1,604,878	-	(49,851)	6,416,886
Fuel surcharge(1)	712,390	310,446	92,138	-	(10,693)	1,104,281
Total revenue(1)	3,948,657	1,936,038	1,697,016	-	(60,544)	7,521,167
Operating income (loss)	424,789	237,393	160,112	(64,659)	-	757,635
Selected items:
Materials and services expenses	1,700,911	992,788	1,194,534	(21,843)	(60,544)	3,805,846
Personnel expenses	1,377,596	473,948	191,146	66,932	-	2,109,622
Other operating expenses	259,603	55,420	103,715	16,013	-	434,751
Depreciation and
amortization	198,754	194,761	47,914	546	-	441,975
Loss on sale of
land and buildings	(35)	(5)	-	-	-	(40)
Gain, net of
impairment on sale of
assets held for sale	10,546	3,949	226	-	-	14,721
Loss on sale of business	-	-	-	(3,011)	-	(3,011)
Intangible assets	378,623	857,666	782,923	89	-	2,019,301
Total assets	2,688,854	2,004,163	1,140,174	450,429	-	6,283,620
Total liabilities	878,751	462,812	336,875	2,013,900	(128)	3,692,210
Additions to property
and equipment	239,327	115,048	5,561	311	-	360,247

(1) Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.

(2) Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.

Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

	Less-
	Than-
	Truckload(1)	Truckload	Logistics	Eliminations(1)	Total
2024
Canada	1,162,733	1,159,562	258,489	(37,224)	2,543,560
United States	2,540,202	1,777,743	1,563,222	(27,897)	5,853,270
Total	3,702,935	2,937,305	1,821,711	(65,121)	8,396,830

2023
Canada	1,188,635	1,139,272	271,136	(31,807)	2,567,236
United States	2,760,022	796,766	1,425,880	(28,737)	4,953,931
Total	3,948,657	1,936,038	1,697,016	(60,544)	7,521,167

(1) Recasted for changes in aggregation in the current year. Specifically, “Package and Courier” was presented separately in previous years is now aggregated within “Less-Than-Truckload”. The remaining amounts remain the same, except for resultant changes to the Eliminations.

Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2024	December 31, 2023
Property and equipment, right-of-use assets and intangible assets
Canada	2,213,562	2,208,595
United States	3,837,224	2,651,808
	6,050,786	4,860,403